Stock-based compensation plan (Tables) - MiX Telematics Limited [Member]	12 Months Ended
Mar. 31, 2024
Schedule of SAR

The following table summarizes the Company’s SARs for the fiscal year ended March 31, 2024:

	Number of SARs	Weighted- Average Exercise Price in U.S. Cents*	Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value* (in thousands)
Outstanding as of April 1, 2023	35,800,000	37
Granted on June 26, 2023	10,600,000	27
Exercised	—	—
Forfeited	(1,425,000)	31
Outstanding as of March 31, 2024	44,975,000	33	3.58
Vested and expected to vest as of March 31, 2024	43,333,438	33	3.56	$10,819,015
Vested as of March 31, 2024	12,143,750	40	2	$2,218,099

*	The exercise price is denominated in South African cents. U.S. currency amounts are based on a ZAR:USD exchange rate of 18.8761 as of March 31, 2024.

The following table summarizes the Company’s unvested SARs for the fiscal year ended March 31, 2024:

	Number of SARs	Weighted- Average Grant-Date Fair Value in U.S. Cents*
Unvested as of April 1, 2023	35,800,000	15
Granted on June 26, 2023	10,600,000	10
Vested	(12,143,750)	16
Forfeited	(1,425,000)	14
Unvested as of March 31, 2024	32,831,250	13

*	The exercise price used to determine the grant date fair value is denominated in South African cents. U.S. currency amounts are based on a ZAR:USD exchange rate of 18.8761 as of March 31, 2024.

Schedule of salient details of SARs

The salient details of SARs granted during fiscal year 2024 are provided in the table below:

Total shareholder return
Grant date	June 26, 2023
Grant date fair value (ZAR/$)(1)	R1.93/$0.10
Award price (ZAR/$)(1)	R5.01/$0.27
JSE share price on grant date (ZAR/$)(1)	R5.01/$0.27
Expiry date	June 26, 2029
Performance conditions
– Total shareholder return of (%)	10.0
Remaining contractual life at March 31, 2024	5.2

Valuation assumptions and drivers
Volatility (%)	52.6
Anticipated forfeiture rate (%)	5.0
Anticipated dividend yield (%)	3.75
Annual risk-free interest rate (%)	8.97

The salient details of SARs granted during fiscal year 2023 are provided in the table below:

Total shareholder return
Grant date	November 1, 2022
Grant date fair value (ZAR/$)(1)	R2.58/$0.14
Award price (ZAR/$)(1)	R5.10/$0.28
JSE share price on grant date (ZAR/$)(1)	R5.80/$0.32
Expiry date	November 1, 2028
Performance conditions
– Total shareholder return of (%)	10.0
Remaining contractual life at March 31, 2024	4.6
Valuation assumptions and drivers
Volatility (%)	50.4
Anticipated forfeiture rate (%)	5.0
Anticipated dividend yield (%)	3.71
Annual risk-free interest rate (%)	8.74

(1)	For purposes of this table, the award price has been converted, based on the South African Rand/U.S. Dollar exchange rate in effect as of grant date.

Schedule of unvested RSUs

The following table summarizes the Company’s unvested RSUs for the fiscal year ended March 31, 2024:

	Number of RSUs	Weighted- Average Grant-Date Fair Value in U.S. Cents*
Unvested as of April 1, 2023	800,000	30
Settled	(800,000)	30
Forfeited	—	30
Unvested as of March 31, 2024	—	30

*	The exercise price used to determine the grant date fair value is denominated in South African cents. U.S. currency amounts are based on a ZAR:USD exchange rate of 18.8761 as of March 31, 2024.